INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2024
Income (loss) per share – Basic and Diluted*
INCOME (LOSS) PER SHARE

5. INCOME (LOSS) PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30, 2024*	Six Months Ended June 30, 2023*
	(Unaudited)	(Unaudited)
Numerator:
Net income (loss) attributable to the Company	$588,744	$(1,809,030)
Denominator:
Weighted average outstanding ordinary shares-Basic*	4,479,520	1,638,052
-dilutive effect of convertible note	84,743	-
Weighted average outstanding ordinary shares- Diluted*	4,564,263	1,638,052
Earnings (loss) per share attributable to the Company*
Basic	$0.13	$(1.10)
Diluted	$0.13	$(1.10)

CONTINUING OPERATIONS
Net income (loss) attributable to the Company	$588,744	$(1,790,303)
Denominator:
Weighted average outstanding ordinary shares-Basic*	4,479,520	1,638,052
-dilutive effect of convertible note	84,743	-
Weighted average outstanding ordinary shares- Diluted*	4,564,263	1,638,052
Earnings (loss) per share attributable to the Company*
Basic	$0.13	$(1.09)
Diluted	$0.13	$(1.09)

DISCONTINUED OPERATIONS
Net income (loss) attributable to the Company	$-	$(18,727)
Denominator:
Weighted average outstanding ordinary shares-Basic*	-	1,638,052
Weighted average outstanding ordinary shares- Diluted*	-	1,638,052
Loss per share attributable to the Company*
Basic	$-	$(0.01)
Diluted	$-	$(0.01)

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.

For the six-month period ended June 30, 2024 and 2023, there were 84,743 and nil incremental shares, respectively, included in the diluted earnings per shares calculation. These incremental shares were added to denominator for the period that the convertible note (Note 15) were outstanding due to the fact that the average market price of the Company’s ordinary shares in the period exceeded the exercise price of the convertible note. The incremental shares were computed under the treasury stock method. The EPS calculation excluded the if-converted shares from the stock options and warrants, based on the Company’s stock prices, which were significantly below the stated exercise price of the stock options and warrants.

There were 27,850 stock options for employees, 5,737 options and 36,000 warrants for nonemployees outstanding that were not included in the computation of dilutive weighted-average shares outstanding for the six months ended June 30, 2023, because the effect would be anti-dilutive.

There were -0- stock options for employees, -0- options and 36,000 warrants for nonemployees outstanding that were not included in the computation of dilutive weighted-average shares outstanding for the six months ended June 30, 2024, because the effect would be anti-dilutive, as well.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS